Other Receivable	6 Months Ended
Jun. 30, 2026
Other Receivable [Abstract]
OTHER RECEIVABLE

NOTE 8 - OTHER RECEIVABLE

On April 25, 2023, the Company entered into an investment agreement with a third party, pursuant to which the principal amount was $1,000,000 with an original maturity of two years. In March 2025, the Company elected to extend the term of the investment for an additional one-year term, with a new maturity date of April 24, 2026.

On June 3, 2024, the Company entered into an investment agreement with another third party, pursuant to which the principal amount was $5,000,000 with an original maturity of one year. Upon the initial maturity in June 2025, the Company elected to extend the term of the investment for an additional one-year term, with a new maturity date of June 2, 2026.

On December 31, 2025, the Company terminated the above-mentioned investment agreements prior to their maturity dates. As a result, for reporting purposes, $6,000,000 principal and $846,247 realized gain were recorded in other receivable as of December 31, 2025. The Company received a principal repayment of $1,000,000 during March and April 2026 and another repayment of $215,014 representing realized gain in August 2026. In addition, the Company received repayment of $5,650,000 that was paid to a bank account designated by the Company in August 2026.